Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,683,260.20

Principal:
Principal Collections	$22,938,630.89
Prepayments in Full	$14,884,836.32
Liquidation Proceeds	$590,252.88
Recoveries	$112,044.45
Sub Total	$38,525,764.54
Collections	$41,209,024.74

Purchase Amounts:
Purchase Amounts Related to Principal	$249,901.58
Purchase Amounts Related to Interest	$1,106.48
Sub Total	$251,008.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,460,032.80

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,460,032.80
Servicing Fee	$656,427.74	$656,427.74	$0.00	$0.00	$40,803,605.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,803,605.06
Interest - Class A-2 Notes	$26,131.00	$26,131.00	$0.00	$0.00	$40,777,474.06
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$40,514,164.06
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$40,412,229.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,412,229.06
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$40,355,621.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,355,621.23
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$40,313,466.90
Third Priority Principal Payment	$4,023,680.49	$4,023,680.49	$0.00	$0.00	$36,289,786.41
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$36,232,927.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,232,927.08
Regular Principal Payment	$33,005,449.15	$33,005,449.15	$0.00	$0.00	$3,227,477.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,227,477.93
Residual Released to Depositor	$0.00	$3,227,477.93	$0.00	$0.00	$0.00
Total		$41,460,032.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,023,680.49
Regular Principal Payment					$33,005,449.15
Total					$37,029,129.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,029,129.64	$79.27	$26,131.00	$0.06	$37,055,260.64	$79.33
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$37,029,129.64	$24.69	$546,997.49	$0.36	$37,576,127.13	$25.05

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$69,682,656.02	0.1491815	$32,653,526.38	0.0699069
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$754,412,656.02	0.5030323	$717,383,526.38	0.4783418

Pool Information
Weighted Average APR	4.055%	4.042%
Weighted Average Remaining Term	41.66	40.84
Number of Receivables Outstanding	45,044	43,776
Pool Balance	$787,713,283.02	$748,696,319.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$758,593,359.62	$720,978,975.53
Pool Factor	0.5158571	0.4903057

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$11,230,444.80
Yield Supplement Overcollateralization Amount	$27,717,344.46
Targeted Overcollateralization Amount	$31,312,793.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,312,793.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		152	$353,341.36
(Recoveries)		58	$112,044.45
Net Losses for Current Collection Period			$241,296.91
Cumulative Net Losses Last Collection Period			$4,235,539.23
Cumulative Net Losses for all Collection Periods			$4,476,836.14

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.23%	468	$9,208,453.25
61-90 Days Delinquent	0.15%	49	$1,152,666.30
91-120 Days Delinquent	0.03%	11	$252,852.57
Over 120 Days Delinquent	0.09%	26	$673,681.35
Total Delinquent Receivables	1.51%	554	$11,287,653.47

Repossession Inventory:
Repossessed in the Current Collection Period		17	$375,006.64
Total Repossessed Inventory		24	$589,774.51

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8305%
Preceding Collection Period			0.5405%
Current Collection Period			0.3769%
Three Month Average			0.5827%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2086%
Preceding Collection Period			0.1776%
Current Collection Period			0.1965%
Three Month Average			0.1942%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer